Recast Segment Information	Apr. 20, 2021
Accounting Changes and Error Corrections [Abstract]
Recast Segment Information
CHURCHILL DOWNS INCORPORATED
Recast Segment Operating Results
(unaudited)

	Three Months Ended				Year Ended December 31,
(in millions)	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	2020	2019
Net revenue:
Live and Historical Racing	$28.1	$23.3	$63.8	$54.4	$169.6	$276.7
TwinSpires	69.1	121.3	127.1	97.0	414.5	295.6
Gaming	145.9	37.3	133.5	118.6	435.3	687.3
All Other	9.8	3.2	13.4	8.2	34.6	70.1
Total net revenue	252.9	185.1	337.8	278.2	1,054.0	1,329.7
Operating expense:
Live and Historical Racing	33.1	33.1	55.7	57.1	179.0	178.8
TwinSpires	50.8	74.7	84.0	66.3	275.8	207.9
Gaming	124.1	45.5	96.2	92.1	357.9	526.0
All Other	14.6	9.6	13.1	10.5	47.8	74.0
Selling, general and administrative expense	24.1	22.4	38.8	29.5	114.8	122.0
Impairment of intangible assets	17.5	—	—	—	17.5	—
Transaction expense, net	0.3	0.2	0.5	—	1.0	5.3
Total operating expense	264.5	185.5	288.3	255.5	993.8	1,114.0
Operating (loss) income	$(11.6)	$(0.4)	$49.5	$22.7	$60.2	$215.7
NOTE: There were no changes to line items in our consolidated statements of comprehensive income (loss) below operating income for any annual or interim period.